Investment Objectives and Goals	Jul. 02, 2026
Kurv Energy Generation & Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV ENERGY GENERATION & INFRASTRUCTURE ETF (TICKER: KPOW) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Energy Generation & Infrastructure ETF (the “Energy Fund”) seeks to maximize total return.
Kurv Nuclear Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV NUCLEAR INFRASTRUCTURE ETF (TICKER: KNUC) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Nuclear Infrastructure ETF (the “Nuclear Fund”) seeks to maximize total return.
Kurv Space Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV SPACE INFRASTRUCTURE ETF (TICKER: KSPC) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Space Infrastructure ETF (the “Space Fund”) seeks to maximize total return.